Financial Assets and Liabilities - Summary of Aging Analysis of Past Due But not Impaired Class of Financial Assets (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	₱ 104,220	₱ 96,594
Loans and receivables [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	55,614	44,588
HTM investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	150	352
Available-for-sale financial investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	15,165	12,189
Neither past due nor impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	93,192	86,948
Neither past due nor impaired [Member] | Cash and Cash Equivalent [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	32,905	38,722
Neither past due nor impaired [Member] | Loans and receivables [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	44,586	34,942
Neither past due nor impaired [Member] | Loans and receivables [Member] | Advances and other noncurrent assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	20,676	17,063
Neither past due nor impaired [Member] | Loans and receivables [Member] | Short term investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,074	2,736
Neither past due nor impaired [Member] | Loans and receivables [Member] | Investment in debt securities and other long term investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	100	348
Neither past due nor impaired [Member] | Loans and receivables [Member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	7,903	6,409
Neither past due nor impaired [Member] | Loans and receivables [Member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,268	2,090
Neither past due nor impaired [Member] | Loans and receivables [Member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,710	2,292
Neither past due nor impaired [Member] | Loans and receivables [Member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	149	159
Neither past due nor impaired [Member] | Loans and receivables [Member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	8,706	3,845
Neither past due nor impaired [Member] | HTM investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	150	352
Neither past due nor impaired [Member] | HTM investments [Member] | Investment in debt securities and other long term investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	150	352
Neither past due nor impaired [Member] | Available-for-sale financial investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	15,165	12,189
Neither past due nor impaired [Member] | Derivatives used for hedging [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	386	675
Neither past due nor impaired [Member] | Derivatives used for hedging [Member] | Long term currency swap contract [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	240	559
Neither past due nor impaired [Member] | Derivatives used for hedging [Member] | Interest rate swap contract [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	146	116
Neither past due nor impaired [Member] | Financial instruments at FVPL [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		68
Neither past due nor impaired [Member] | Financial instruments at FVPL [Member] | Short term investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		2
Neither past due nor impaired [Member] | Financial instruments at FVPL [Member] | Forward Foreign Exchange Contracts [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		54
Neither past due nor impaired [Member] | Financial instruments at FVPL [Member] | Short Term Currency Swap
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		12
Past due but not impaired [Member] | One To Sixty Days
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,261	4,095
Past due but not impaired [Member] | Later than two months and not later than three months [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	703	602
Past due but not impaired [Member] | Later than three months [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	7,064	4,949
Past due but not impaired [Member] | Loans and receivables [Member] | One To Sixty Days
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,261	4,095
Past due but not impaired [Member] | Loans and receivables [Member] | One To Sixty Days | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	927	1,106
Past due but not impaired [Member] | Loans and receivables [Member] | One To Sixty Days | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	724	1,333
Past due but not impaired [Member] | Loans and receivables [Member] | One To Sixty Days | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	646	730
Past due but not impaired [Member] | Loans and receivables [Member] | One To Sixty Days | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	84	48
Past due but not impaired [Member] | Loans and receivables [Member] | One To Sixty Days | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	880	878
Past due but not impaired [Member] | Loans and receivables [Member] | Later than two months and not later than three months [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	703	602
Past due but not impaired [Member] | Loans and receivables [Member] | Later than two months and not later than three months [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	20	41
Past due but not impaired [Member] | Loans and receivables [Member] | Later than two months and not later than three months [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	267	353
Past due but not impaired [Member] | Loans and receivables [Member] | Later than two months and not later than three months [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	217	156
Past due but not impaired [Member] | Loans and receivables [Member] | Later than two months and not later than three months [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	53	2
Past due but not impaired [Member] | Loans and receivables [Member] | Later than two months and not later than three months [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	146	50
Past due but not impaired [Member] | Loans and receivables [Member] | Later than three months [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	7,064	4,949
Past due but not impaired [Member] | Loans and receivables [Member] | Later than three months [member] | Advances and other noncurrent assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3	5
Past due but not impaired [Member] | Loans and receivables [Member] | Later than three months [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	333	146
Past due but not impaired [Member] | Loans and receivables [Member] | Later than three months [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,078	1,730
Past due but not impaired [Member] | Loans and receivables [Member] | Later than three months [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,006	2,013
Past due but not impaired [Member] | Loans and receivables [Member] | Later than three months [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	96	11
Past due but not impaired [Member] | Loans and receivables [Member] | Later than three months [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2,548	1,044
Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	118,943	115,592
Costs [Member] | Cash and Cash Equivalent [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	32,905	38,722
Costs [Member] | Loans and receivables [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	70,337	63,586
Costs [Member] | Loans and receivables [Member] | Advances and other noncurrent assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	20,901	17,278
Costs [Member] | Loans and receivables [Member] | Short term investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,074	2,736
Costs [Member] | Loans and receivables [Member] | Investment in debt securities and other long term investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	100	348
Costs [Member] | Loans and receivables [Member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	17,961	20,290
Costs [Member] | Loans and receivables [Member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	9,641	9,333
Costs [Member] | Loans and receivables [Member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	6,517	5,819
Costs [Member] | Loans and receivables [Member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	457	354
Costs [Member] | Loans and receivables [Member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	13,686	7,428
Costs [Member] | HTM investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	150	352
Costs [Member] | HTM investments [Member] | Investment in debt securities and other long term investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	150	352
Costs [Member] | Available-for-sale financial investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	15,165	12,189
Costs [Member] | Derivatives used for hedging [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	386	675
Costs [Member] | Derivatives used for hedging [Member] | Long term currency swap contract [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	240	559
Costs [Member] | Derivatives used for hedging [Member] | Interest rate swap contract [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	146	116
Costs [Member] | Financial instruments at FVPL [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		68
Costs [Member] | Financial instruments at FVPL [Member] | Short term investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		2
Costs [Member] | Financial instruments at FVPL [Member] | Forward Foreign Exchange Contracts [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		54
Costs [Member] | Financial instruments at FVPL [Member] | Short Term Currency Swap
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		12
Costs [Member] | Past due but not impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	11,028	9,646
Costs [Member] | Past due but not impaired [Member] | Loans and receivables [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	11,028	9,646
Costs [Member] | Past due but not impaired [Member] | Loans and receivables [Member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,280	1,293
Costs [Member] | Past due but not impaired [Member] | Loans and receivables [Member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2,069	3,416
Costs [Member] | Past due but not impaired [Member] | Loans and receivables [Member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,869	2,899
Costs [Member] | Past due but not impaired [Member] | Loans and receivables [Member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	233	61
Costs [Member] | Past due but not impaired [Member] | Loans and receivables [Member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,574	1,972
Costs [Member] | Impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	14,723	18,998
Costs [Member] | Impaired [Member] | Loans and receivables [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	14,723	18,998
Costs [Member] | Impaired [Member] | Loans and receivables [Member] | Advances and other noncurrent assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	222	210
Costs [Member] | Impaired [Member] | Loans and receivables [Member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	8,778	12,588
Costs [Member] | Impaired [Member] | Loans and receivables [Member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,304	3,827
Costs [Member] | Impaired [Member] | Loans and receivables [Member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	938	628
Costs [Member] | Impaired [Member] | Loans and receivables [Member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	75	134
Costs [Member] | Impaired [Member] | Loans and receivables [Member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	₱ 1,406	₱ 1,611